Segmental reporting	6 Months Ended
Jun. 30, 2020
Segmental reporting
Segmental reporting

3. Segmental reporting

The Group’s activities are covered by one operating and reporting segment: Drug Development. There have been no changes to management’s assessment of the operating and reporting segment of the Group during the period.

All non-current assets are based in the United Kingdom apart from a right-of-use asset relating to a property lease in the United States.